Stock Based Compensation - Summary of RSAs activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Restricted stock awards, beginning balance (in shares)	34,865
Stock granted in period, other than options (in shares)	1,617,264
Canceled during the year	(105,921)
Vested during the year	(1,505,454)
Restricted stock awards, ending balance (in shares)	40,754	34,865
Weighted Average Grant Date Fair Value, Beginning Balance	$ 0.82
Weighted Average Grant Date Fair Value, Granted during the year	0.65	$ 8.36
Weighted Average Grant Date Fair Value, Canceled during the year	0.50
Weighted Average Grant Date Fair Value, Vested during the year	0.74
Weighted Average Grant Date Fair Value, Ending Balance	$ 0.95	$ 0.82